Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Jul. 31, 2015 shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) Bank Segment
Schedule Of Significant Accounting Policies [Line Items]
Number of commercial banks | Bank						2
Number of operating segments | Segment						1
Raw materials						$ 106,000
Work-in-process						398,000
Finished goods						$ 46,000
Aggregate cash payments			$ 450,000
Shares issued during period | shares			40,000	10,000
Initial payment under purchase agreement		$ 150,000
Committed payment amount			$ 100,000
Payment period one						6 months
Payment period two						12 months
Payment period three						18 months
Payments for royalties	$ 100,000
Goodwill impairment loss					$ 0	$ 0
Government grant revenue						$ 219,917
Write-down of inventory					$ 70,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment						3 years
Intangible assets estimated useful lives					5 years	5 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment						5 years
Intangible assets estimated useful lives					12 years	12 years
Accrued Compensation and Other Current Liabilities [Member]
Schedule Of Significant Accounting Policies [Line Items]
Remaining payable amount						$ 200,000